Risk Management - Summary of Carrying Value of Residential Mortgages and Loans to Bank Clients (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	$ 21,389	$ 20,316
Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	19,550	18,566
Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	46	13
Loans to Bank clients [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	1,787	1,734
Loans to Bank clients [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	6	3
Insured [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	6,873	7,260
Insured [Member] | Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	6,854	7,256
Insured [Member] | Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	19	4
Uninsured [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	14,516	13,056
Uninsured [Member] | Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	12,696	11,310
Uninsured [Member] | Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	27	9
Uninsured [Member] | Loans to Bank clients [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	1,787	1,734
Uninsured [Member] | Loans to Bank clients [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	$ 6	$ 3